Supplemental Consolidating Financial Information - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Apr. 26, 2012	Apr. 05, 2011
Condensed Financial Statements, Captions [Line Items]
Long-term debt, Carrying Value	$ 14,611,379	$ 14,668,221
Other comprehensive income (loss)	34,088	(52,134)	$ 58,035
Intelsat Jackson [Member]
Condensed Financial Statements, Captions [Line Items]
Long-term debt, Carrying Value	11,168,917	11,205,465			$ 2,650,000
Other comprehensive income (loss)	34,100	(52,100)	$ 58,000
Intelsat Jackson [Member] | 7.25% Senior Notes due October 2020 [Member]
Condensed Financial Statements, Captions [Line Items]
Long-term debt, Carrying Value	$ 2,200,000	$ 2,200,000		$ 1,200,000